Inventory (Components of Inventory) (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Inventory [Abstract]
Materials	$ 484	$ 453
Fuel	337	328
Inventory Total	$ 821	$ 781